ORDINARY SHARE AND SHARE INCENTIVE PLANS - Significant Ranges of Outstanding and Exercisable Stock Options (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options exercisable and vested and expected to vest at the end of the period
Number of options exercisable (in shares) | shares	1,056,834
Number of options vested and expected to vest (in shares) | shares	181,450
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 1.33
Weighted-average exercise price per share of options vested and expected to vest (in dollars per share)	2.24
Exercise Price Range from Dollars 1.14 to 1.14
Exercise Price Range
Exercise price, low end of range (in dollars per share)	1.14
Exercise price, high end of range (in dollars per share)	$ 1.14
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	875,384
Weighted-average remaining contractual life	6 years 11 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 1.14
Exercise Price Range from Dollars 2.24 to 2.24
Exercise Price Range
Exercise price, low end of range (in dollars per share)	2.24
Exercise price, high end of range (in dollars per share)	$ 2.24
Stock Options Outstanding
Number of shares outstanding (in shares) | shares	181,450
Weighted-average remaining contractual life	1 year 1 month 24 days
Weighted-average exercise price per share (in dollars per share)	$ 2.24
Stock Options Exercisable
Number of shares Exercisable (in shares) | shares	181,450
Weighted-average exercise price per share (in dollars per share)	$ 2.24